NOTE 5. LOANS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 5. Loans Net Details
Loans	$ 253,268	$ 19,304
Less: Provision for credit losses	(2,609)	(199)
Loans, net	$ 250,659	$ 19,105